Leases	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Leases

NOTE 5. LEASES
The Company is the lessee in all of its material leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities and dispensaries. The Company has no material lessor arrangements as of December 31, 2023 and for the year ended December 31, 2022. Depending upon the type of lease, the original lease terms generally range from 1 year to 20 years. Certain leases include renewal options ranging from 3 years to 25 years. The Company is reasonably certain to exercise renewal options ranging from less than 1 year to 10 years on certain leases.
Some leases may contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
The following table reflects the Company’s lease balances within the Consolidated Balance Sheets:

($ in thousands)	December 31, 2023	December 31, 2022
ROU assets	$117,882	$128,264
Current portion of lease liabilities(a)	9,416	8,959
Non-current lease liabilities(a)	163,811	173,345
(a) December 31, 2022 balances have been reclassified to reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.
The following tables reflects the components of lease expense included in the Consolidated Statements of Operations:

($ in thousands)	December 31, 2023	December 31, 2022
Lease depreciation expense included in selling, general and administrative expense	$2,364	$2,466
Lease depreciation expense included in cost of goods sold and ending inventory	50	289
Total finance lease depreciation expense	$2,414	$2,755

Rent expense included in selling, general and administrative expense	$12,523	$9,919
Rent expense included in cost of goods sold	15,492	12,808
Total rent expense - operating leases	$28,015	$22,727

Short-term rent expense included in selling, general and administrative expense	$465	$627
Interest expense - leases	$3,513	$3,952

As of December 31, 2023 and December 31, 2022, ending inventory includes $nil and $0.1 million of capitalized lease depreciation. For the years ended December 31, 2023 and 2022, $0.1 million and $0.3 million, respectively, of depreciation was recorded to Cost of goods sold, which includes $0.1 million for both periods related to depreciation capitalized to inventory in prior periods.
In the fourth quarter of 2022, the Company committed to a plan to restructure additional operations and activities within the California reporting unit. Related to that plan, during the first quarter of 2023, the Company adjusted the values of certain leases at the facilities impacted as a result of a change in the underlying assumptions regarding renewal options for those leases. The differences between the carrying amounts of the ROU assets and lease liabilities associated with these leases, resulted in a gain on lease termination of $1.1 million for the year ended December 31, 2023 and is included in Other income, net, in the Consolidated Statements of Operations.

During the second quarter of 2022, the Company initiated a plan to shut down a cultivation facility and a production facility in California. As a result of this plan, the Company has terminated the existing leases at these locations. A termination notice was issued to the landlord of these locations, which included two long-term greenhouse leases and a short-term rental of a housing facility. Due to differences between the carrying amounts of the ROU assets and lease liabilities associated with these leases, a gain on lease termination of $4.9 million was recorded for the year ended December 31, 2022 and is included in Other income, net, in the Consolidated Statements of Operations.

On September 1, 2022, the Company closed on a sale and leaseback transaction to sell its Brookville, Pennsylvania, facility to Aventine. Concurrent with the closing of the sale, the Company entered into a long-term, triple-net lease agreement with Aventine and will continue to operate the facility as the permitted cannabis cultivation and processing facility. The selling price for the property was $43.7 million, net of transaction costs and a net gain on sale of assets of $14.7 million was recorded to Other income, net, in the Consolidated Statements of Operations. The lease has a term of 10 years and was recorded as an operating lease which resulted in a ROU asset and lease liability of $29.7 million. During the year ended December 31, 2023, the Company entered into no financing or sale and leaseback transactions.

In the fourth quarter of 2022, the Company recorded impairment to ROU assets related to the following:

•In the fourth quarter of 2022, Management committed to a plan to restructure certain operations and activities within the California reporting unit. It was determined that this was an indicator of impairment for associated assets. $1.0 million in impairment to ROU assets was recorded to the California reporting unit during the twelve months ended December 31, 2022.
•During the annual impairment assessment, which is described in Note 7, Management determined it is more likely than not that the Arizona reporting unit carrying value exceeds its fair value based on updated forecasts and projections. $0.8 million in impairment to ROU assets was recorded to the Arizona reporting units, respectively, during the twelve months ended December 31, 2022.
The Company has received tenant improvement allowance reimbursements of $2.5 million and $3.6 million across all finance and operating leasing arrangements for the years ended December 31, 2023 and 2022, respectively, and has received tenant improvement allowance reimbursements of $0.1 million and $0.6 million for other financing transactions for the years ended December 31, 2023 and 2022, respectively. The Company expects to receive an additional $3.3 million from finance and operating leasing arrangements and $0.7 million from other financing transactions in future periods. As of December 31, 2023, maturities of lease liabilities were as follows:

($ in thousands)	Total	Operating Leases	Finance Leases
2024	$33,299	$28,417	$4,882
2025	33,973	28,953	5,020
2026	34,365	29,219	5,146
2027	34,606	29,373	5,233
2028	34,477	29,353	5,124
Thereafter	179,586	161,249	18,337
Total lease payments	$350,306	$306,564	$43,742
Less: imputed interest	(173,769)	(154,594)	(19,175)
Less: tenant improvement allowance	(3,310)	(2,865)	(445)
Present value of lease liabilities	173,227	149,105	24,122
Less: current lease liabilities	(9,416)	(7,677)	(1,739)
Present value of long-term lease liabilities	$163,811	$141,428	$22,383

(a)Long-term financing liabilities

The Company also has long-term financing liabilities associated with certain properties. See Note 12 for additional details on these transactions. As of December 31, 2023 and 2022, the Company had long-term financing liabilities of $93.5 million and $95.4 million, respectively. During 2023, the Company recorded payments of $13.2 million and interest expense of $11.7 million related to these liabilities. During 2022, the Company recorded payments of $12.9 million and interest expense of $11.9 million.

As of December 31, 2023, maturities of financing liabilities were as follows:

($ in thousands)	Financing Liabilities
2024	$13,534
2025	13,873
2026	14,221
2027	14,578
2028	14,944
Thereafter	96,893
Total financing payments	$168,043
Less: interest	(72,432)
Less: tenant improvement allowance	(94)
Present value of financing liabilities	$95,517
Less: short-term financing liabilities	(2,004)
Present value of long-term financing liabilities	$93,513

Other information related to leases as of and for the years ended December 31, 2023 and 2022 was as follows:

	2023		2022
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$100,249	$17,633	$106,127	$22,137
Lease liabilities (current)[1]	$7,677	$1,739	$7,274	$1,685
Lease liabilities (non-current)[1]	$141,428	$22,383	$145,445	$27,900

Weighted- average remaining lease term[2]	11.0	9.6	11.9	10.4
Weighted-average discount rate	15.0%	14.0%	14.5%	13.6%
[1] December 31, 2022 balances have been updated to reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.
[2] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.

As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2023 and 2022 are as follows:

($ in thousands)	2023	2022
Interest paid on finance leases	$3,470	$3,877